Fair Value (Details) - Schedule of fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis - USD ($)		12 Months Ended
		Dec. 31, 2021	Jun. 30, 2022
Assets
Listed equity securities		$ 15,900,369	$ 11,547,039
Long term investment		1,550,314	1,492,582
Total		17,450,683	13,039,621
Liabilities
Option liabilities	[1]	(554,710)
Warrant liabilities		(1,940,625)	(1,181,250)
Total		(2,495,335)	(1,181,250)
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets
Listed equity securities		15,900,369	11,547,039
Total		15,900,369	11,547,039
Liabilities
Option liabilities	[1]
Warrant liabilities		(1,322,500)	(805,000)
Total		(1,322,500)	(805,000)
Significant Observable Inputs (Level 2) [Member]
Assets
Listed equity securities
Total
Liabilities
Option liabilities	[1]	(554,710)
Warrant liabilities		(618,125)	(376,250)
Total		(1,172,835)	(376,250)
Significant Unobservable Inputs (Level 3) [Member]
Assets
Listed equity securities
Total
Liabilities
Option liabilities	[1]
Warrant liabilities
Total

[1]	No collateral received or pledged for derivative contracts.